Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases:
Minimum Rent Payments Due, 2012	$ 6,445,000
Minimum Rent Payments Due, 2013	7,159,000
Minimum Rent Payments Due, 2014	8,550,000
Minimum Rent Payments Due, 2015	9,241,000
Minimum Rent Payments Due, 2016	9,196,000
Minimum Rent Payments Due, Thereafter	699,959,000
Minimum Rent Payments Due, Total	740,550,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2012	1,767,000
Deferred Compensation Due, 2013	1,480,000
Deferred Compensation Due, 2014	1,672,000
Deferred Compensation Due, 2015	1,671,000
Deferred Compensation Due, 2016	1,671,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	7,472,000
Deferred Compensation Due, Total	15,733,000
Number Of Operating Properties and Land Parcels Under Long Term Ground Leases	5
300 properties designed and built in violation of accessibility requirements	300
Additional reserve	100,000
Paid claims	2,300,000
Released reserves	1,100,000
Projects in various stages of development	6
Units in various stages of development	1,535
Consolidated Project Under Development Commitment Fund	351,200,000
Various stages of development with estimated completion dates ranging through June 30, 2011	Mar. 31, 2014
Number Of Unconsolidated Projects	2
Number Of Apartments Units Under Development Unconsolidated Projects	945
Unconsolidated Project Under Development Commitment Fund	5,400,000
Estimated completion period of project	September 30, 2013
Land purchase price	76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000	1,554,570,000	9,200,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	400,000
Restricted deposits on real estate investments	43,970,000	0
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total operating lease payments	7,100,000	7,600,000	8,400,000
Compensation expense, Recognized	1,000,111	928,941	1,183,691
Joint Venture Partner [Member]
Other Long-Term Liabilities:
Land purchase price	57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	300,000
Restricted deposits on real estate investments	17,500,000
Noncontrolling Interests - Partially Owned Properties	75,800,000
Company's Portion [Member]
Other Long-Term Liabilities:
Business Acquisition, Cost of Acquired Entity, Purchase Price	102,500,000
Restricted deposits on real estate investments	$ 26,000,000